UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.6%
FINANCIAL—BANKS 0.3%
FCB Financial Holdings, Class A, 144A(a),(b),(c),(d)	289,434	$6,507,316
FCB Financial Holdings, Class A(d)	103,864	2,358,751
		8,866,067
REAL ESTATE 98.3%
DIVERSIFIED 6.5%
American Assets Trust	784,621	25,868,954
Forest City Enterprises, Class A(d)	1,622,507	31,736,237
Gramercy Property Trust	2,441,544	14,063,293
Vornado Realty Trust	1,082,818	108,238,487
		179,906,971
FREE STANDING 2.1%
American Realty Capital Properties	4,704,576	56,737,187

HEALTH CARE 9.3%
Health Care REIT	1,551,077	96,740,672
Healthcare Trust of America, Class A	2,725,197	31,612,285
Omega Healthcare Investors	876,536	29,968,766
Ventas	1,579,046	97,821,900
		256,143,623
HOTEL 9.3%
Belmond Ltd., Class A (Bermuda)(d)	1,569,563	18,301,105
DiamondRock Hospitality Co.	3,051,834	38,697,255
Hilton Worldwide Holdings(d)	1,496,004	36,846,579
Host Hotels & Resorts	2,865,025	61,110,983
La Quinta Holdings(d)	497,115	9,440,214
Strategic Hotels & Resorts(d)	3,783,615	44,079,115
Sunstone Hotel Investors	3,528,203	48,759,765
		257,235,016
INDUSTRIALS 5.4%
First Industrial Realty Trust	1,347,502	22,786,259
Prologis	3,314,514	124,957,178
		147,743,437
OFFICE 12.4%
BioMed Realty Trust	1,961,270	39,617,654
Brandywine Realty Trust	2,012,841	28,320,673
Corporate Office Properties Trust	1,031,046	26,518,503

1

	Number of Shares	Value
Cousins Properties	1,238,170	$14,796,132
Douglas Emmett	1,519,399	39,002,972
Empire State Realty Trust, Class A	1,303,181	19,573,779
Kilroy Realty Corp.	630,528	37,478,584
Liberty Property Trust	957,084	31,832,614
Mack-Cali Realty Corp.	988,908	18,898,032
SL Green Realty Corp.	853,297	86,456,052
		342,494,995
RESIDENTIAL 17.1%
APARTMENT 16.0%
American Homes 4 Rent, Class A	1,604,887	27,106,541
Apartment Investment & Management Co.	1,633,481	51,977,365
Education Realty Trust	1,241,592	12,763,566
Equity Residential	2,514,055	154,815,507
Essex Property Trust	114,047	20,385,901
Home Properties	845,892	49,264,750
Post Properties	388,603	19,950,878
UDR	3,874,359	105,576,283
		441,840,791
MANUFACTURED HOME 1.1%
Sun Communities	404,225	20,413,363
Toll Brothers(d)	337,933	10,529,992
		30,943,355
TOTAL RESIDENTIAL		472,784,146
SELF STORAGE 8.4%
CubeSmart	2,142,075	38,514,508
Extra Space Storage	691,651	35,668,442
Public Storage	780,274	129,400,640
Sovran Self Storage	387,846	28,840,229
		232,423,819
SHOPPING CENTERS 27.2%
COMMUNITY CENTER 9.6%
DDR Corp.	1,247,768	20,875,159
Kimco Realty Corp.	2,761,517	60,504,837
Ramco-Gershenson Properties Trust	1,282,096	20,834,060
Regency Centers Corp.	1,266,414	68,171,066
Retail Properties of America, Class A	2,287,438	33,465,218

2

		Number of Shares	Value
Weingarten Realty Investors		1,962,367	$61,814,560
			265,664,900
FREE STANDING 1.4%
Spirit Realty Capital		3,621,811	39,731,267

REGIONAL MALL 16.2%
General Growth Properties		4,775,629	112,466,063
Glimcher Realty Trust		1,010,751	13,685,569
Pennsylvania REIT		963,229	19,206,786
Simon Property Group		1,529,370	251,459,015
Taubman Centers		677,967	49,491,591
			446,309,024
TOTAL SHOPPING CENTERS			751,705,191

SPECIALTY 0.6%
QTS Realty Trust, Class A		494,444	15,006,376
TOTAL REAL ESTATE			2,712,180,761
TOTAL COMMON STOCK (Identified cost—$2,095,175,148)			2,721,046,828

SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)		16,600,000	16,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,600,000)			16,600,000

TOTAL INVESTMENTS (Identified cost—$2,111,775,148)	99.2%		2,737,646,828

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		22,254,206

NET ASSETS (Equivalent to $45.44 per share based on 60,731,502 shares of common stock outstanding)	100.0%		$2,759,901,034

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

3

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.
(e)	Rate quoted represents the annualized seven-day yield of the Fund.

4

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Common Stock—Financial—Banks	$6,507,316	$—	$—	$6,507,316	(a)
Common Stock—Other Industries	2,714,539,512	2,714,539,512	—	—
Money Market Funds	16,600,000	—	16,600,000	—
Total Investments(b)	$2,737,646,828	$2,714,539,512	$16,600,000	$6,507,316

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2013	$4,989,842
Change in unrealized appreciation (depreciation)	1,517,474
Balance as of September 30, 2014	$6,507,316

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $1,517,474.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at September 30, 2014	Technique	Input	Value
Common Stock— Financial—Banks	$6,507,316	Market Price Less Discount	Liquidity Discount	1%

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks is a discount to the quoted market price to reflect a lock-up restriction ascribed to those shares. Significant changes to this input may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,111,775,148
Gross unrealized appreciation	$648,105,766
Gross unrealized depreciation	(22,234,086)
Net unrealized appreciation	$625,871,680

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 25, 2014